UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D


                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                   For the quarterly distribution period from
                       August 1, 2006 to October 31, 2006

             Commission file number of issuing entity: 333-128658-01

                        NELNET STUDENT LOAN TRUST 2006-1
           (Exact name of issuing entity as specified in its charter)


                 Commission file number of depositor: 333-128658

                        NELNET STUDENT LOAN FUNDING, LLC
              (Exact name of depositor as specified in its charter)


                                  NELNET, INC.
               (Exact name of sponsor as specified in its charter)


                                    Delaware
                (State or other jurisdiction of incorporation or
                      organization of the issuing entity)

                                   75-2997993
                      (I.R.S. Employer Identification No.)

   c/o Wells Fargo Delaware Trust Co.                             19801
         919 N. Market St.                                     (Zip Code)
         Wilmington, DE
   (Address of principal executive
   offices of the issuing entity)

                                 (402) 458-2370
                     (Telephone number, including area code)

                                 Not Applicable
           (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)

Title of Class   Section 12(b)  Section 12(g)  Section 15(d)   Name of exchange
                                                              (If Section 12(b))

Class A-1 Notes     [__]           [__]          [_X_]          ---------------
Class A-2 Notes     [__]           [__]          [_X_]          ---------------
Class A-3 Notes     [__]           [__]          [_X_]          ---------------
Class A-4 Notes     [__]           [__]          [_X_]          ---------------
Class A-5 Notes     [__]           [__]          [_X_]          ---------------
Class A-6 Notes     [__]           [__]          [_X_]          ---------------
Class B Notes       [__]           [__]          [_X_]          ---------------

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [_X_] No [__]

PART I - DISTRIBUTION INFORMATION

ITEM 1.  DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

On November 24, 2006, the Nelnet Student Loan Trust 2006-1 (the "Trust") made its regular quarterly distribution of funds to holders of its student loan-asset backed notes. National Education Loan Network, Inc., as Administrator, distributed the Quarterly Servicing Report for the Trust for the period of August 1, 2006 to October 31, 2006 to the Indenture Trustee, on behalf of the Trust's noteholders of record. This Quarterly Servicing Report is attached as Exhibit 99.1. This report, as well as other information about the Trust, is also available on the Administrator's website at http://www.nelnet.net/corporate/investors/DebtSecurities.asp.

PART II - OTHER INFORMATION

ITEM 2.  LEGAL PROCEEDINGS.

    There were no material pending legal proceedings relating to the Trust to which the Sponsor, Depositor, Indenture Trustee, Eligible Lender Trustee, Issuing Entity, Master Servicer, Subservicer, or Originator was a party or which any of their respective properties was the subject during the period covered by this Report, nor is the Registrant aware of any such proceedings contemplated by governmental authorities.

ITEM 3.  SALES OF SECURITIES AND USE OF PROCEEDS.

None.

ITEM 4.  DEFAULTS UPON SENIOR SECURITIES.

None.

ITEM 5.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No matters were submitted to a vote of security holders during the period covered by this report.

ITEM 6.  SIGNIFICANT OBLIGORS OF POOL ASSETS.

No updates to report.

ITEM 7.  SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

None.

ITEM 8.  OTHER INFORMATION.

None.

ITEM 9.  EXHIBITS.

     (a) 99.1 Quarterly Servicing Report for Nelnet Student Loan Trust 2006-1 in relation to the distribution on November 24, 2006.
     (b)  None.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated:  November 29, 2006

                                    NELNET STUDENT LOAN TRUST 2006-1

                                    By: Nelnet Student Loan Funding Management
                                           Corporation, as Manager

                                    By: /s/ Carol Aversman
                                       -----------------------------------------
                                       Carol Aversman, Assistant Vice President

INDEX TO EXHIBITS


Exhibit Number         Exhibit
--------------         -------

     99.1 Quarterly Servicing Report for Nelnet Student Loan Trust 2006-1 in relation to the distribution on November 24, 2006.